Taxes on Income from Continuing Operations (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Computed expected tax benefit	$ 281,610	$ (848,549)
Increase (reduction) in income taxes resulting from:
State and local income taxes, net of federal impact	41,413	(124,787)
Stock compensation adjustment	87,877	96,629
Other	15,879	(21,216)
Provision for (benefit from) income taxes	$ 426,779	$ (897,923)